Debt (Details Narrative) - USD ($)											1 Months Ended	9 Months Ended		12 Months Ended			120 Months Ended
	Apr. 01, 2025	Oct. 23, 2024	Sep. 30, 2024	Mar. 28, 2024	Mar. 22, 2024	Mar. 21, 2024	Dec. 29, 2023	Sep. 23, 2022	Sep. 23, 2016	Mar. 29, 2016	Feb. 28, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 19, 2024	Aug. 28, 2024	Dec. 31, 2016	Nov. 20, 2016	Dec. 31, 2014	Dec. 19, 2014
Debt Instrument [Line Items]
Proceeds from related party debt												$ 135,000	$ 80,000	$ 105,000
Volume weighted average price rate														65.00%	65.00%
One Purchaser [Member]
Debt Instrument [Line Items]
Accrued interest												$ 13,025
Number of shares issued														3,567
Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued															8,698
Common Stock [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Number of shares issued												4,050
Minimum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Principal amount														$ 50,000
Interest rate														7.50%
Maximum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Principal amount														$ 107,882
Interest rate														10.00%
Two Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Bear interest rate									10.00%
Note issued									$ 30,000										$ 80,000	$ 50,000
Debt term									6 years
Balance outstanding															$ 30,000
Principal amount																$ 50,000
Accrued interest																27,972
Convertible note issued amount								$ 95,088
Original issued and outstanding															50,000
Accrued interest															134,414
Interest converted								$ 95,088
Promissory Notes Payable [Member]
Debt Instrument [Line Items]
Debt amount										$ 30,000									$ 70,000		$ 70,000	$ 40,000
Bear interest rate										10.00%							10.00%		10.00%		10.00%	10.00%
Note issued															$ 70,000
Debt term										6 years							6 years
Promissory Notes [Member]
Debt Instrument [Line Items]
Accrued interest														$ 2,997
Principal amount issued														100,000
Number of shares issued															8,698
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount															$ 2,000,000
Accrued interest														131,417	$ 95,396
Convertible note issued amount														$ 102,997
Number of shares issued															67,239
Maturity date															12
Aggregate principal amount															$ 2,000,000
Number of shares issued															3,032
Interest rate														7.50%	7.50%
Five Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt amount															$ 250,000	$ 250,000
Debt term																1 year
Accrued interest															$ 19,880
Five Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Bear interest rate																7.00%
Five Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Bear interest rate																9.00%
Five Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount																$ 175,000
Four Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt term															7 months
Four Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt term															9 months
Three Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Promissory note amount															$ 175,000
Number of shares issued															1,010,402
Proceeds from related party debt															$ 100,000
Two Promissory Note [Member]
Debt Instrument [Line Items]
Debt amount						$ 75,000
Accrued interest						$ 2,710
One Promissory Note [Member]
Debt Instrument [Line Items]
Debt amount					$ 50,000
Accrued interest					5,322
One Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt amount				$ 25,000								$ 55,796
Debt term				1 year
Principal amount				$ 35,471
Accrued interest												$ 6,520		$ 2,717
Number of shares issued		9,223		3,250								2,090
Outstanding principal amount		$ 46,113
Maturity date												July 31, 2025, on April 1, 2025, and to October 31, 2025, on July 31, 2025
Increasing principal amount												$ 55,796
One Promissory Note Agreement [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued		1,845
One Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Increase of intertest rate				9.00%
One Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Increase of intertest rate				10.00%
One Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount					100,000
Accrued interest					$ 10,500
Five Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt amount												887,458
Debt term			6 months
Accrued interest												$ 89,359		28,868
Number of shares issued												32,882
Outstanding principal amount			$ 733,436										$ 733,436	733,436
Maturity date												July 31, 2025, on April 1, 2025, and to October 31,2025, on July 31, 2025
Percentage of convertible notes issued																		8.00%
Increasing principal amount												$ 887,458
Five Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount																		$ 564,182
Number of shares issued			32,882										146,687
Percentage of convertible notes issued																		8.00%
Five Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of convertible notes issued			8.00%										8.00%
Five Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of convertible notes issued			10.00%										10.00%
Short Term Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt amount												169,178		99,098	125,000
Principal amount			$ 107,551										$ 107,551	99,098
Accrued interest												$ 17,524		32,551
Accrued interest														358
Promissory note amount														$ 107,551
Maturity date												July 31, 2025, on April 1, 2025 and to October 31, 2025 on July 31, 2025
Increasing principal amount												$ 169,178
Discount amount															$ 25,000
Increasing principal amount							$ 175,000
Volume weighted average price rate							10.00%							10.00%
Repaid principal amount														$ 150,000
Remaining principal amount														75,000
Short Term Promissory Note Agreement [Member] | July, 12 2024 [Member]
Debt Instrument [Line Items]
Accrued interest														32,551
Increasing principal amount														$ 225,000
Extended date														Jul. 12, 2024
Short Term Promissory Note Agreement [Member] | March 31, 2025 [Member]
Debt Instrument [Line Items]
Accrued interest														$ 5,993
Increasing principal amount														$ 139,817
Extended date														Mar. 31, 2025
Short Term Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount												119,909		$ 99,098
Accrued interest												$ 8,531
Maturity date												July 31, 2025, on April 1, 2025 and to October 31, 2025 on July 31, 2025
Increasing principal amount												$ 119,909
Volume weighted average price rate														10.00%
Short Term Promissory Note Agreement [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued												6,281			8,500,000
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | July, 12 2024 [Member]
Debt Instrument [Line Items]
Number of shares issued														22,500
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | March 31, 2025 [Member]
Debt Instrument [Line Items]
Number of shares issued														27,963
Number of shares issued														10,093
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | Related Party [Member]
Debt Instrument [Line Items]
Number of shares issued												4,359
Convertible Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt amount														$ 138,074
Debt term											1 year			1 year
Principal amount														$ 25,000	$ 25,000
Accrued interest														2,574
Convertible note issued amount														25,000
Accrued interest														$ 2,574	$ 1,881
Percentage of convertible notes issued											9.00%			7.50%
Promissory note amount														$ 100,000
Convertible Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Convertible note issued amount											$ 25,000
Triggering Transaction if within 120-days [Member]
Debt Instrument [Line Items]
Conversion percentage														75.00%	75.00%
Triggering Transaction if within 121 to 150-days [Member]
Debt Instrument [Line Items]
Conversion percentage														70.00%	70.00%
Triggering Transaction if more than 150-days [Member]
Debt Instrument [Line Items]
Conversion percentage														65.00%	65.00%
Six Investors [Member]
Debt Instrument [Line Items]
Debt amount												$ 4,107,447		$ 3,394,584
Accrued interest												507,366		$ 227,398
Number of shares issued														234,000
Increasing principal amount												$ 4,107,447
Six Investors [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued	54,316											100,127		186,337
Six Investors [Member] | Minimum [Member]
Debt Instrument [Line Items]
Principal amount														$ 1,950,000
Interest rate														7.50%
Six Investors [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount	$ 3,734,042													$ 3,394,584
Interest rate														10.00%
Ten Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt amount			736,511										736,511	$ 736,511
Accrued interest												$ 149,454
Maturity date														10 and 12 months
Increasing principal amount												1,267,257
Ten Convertible Promissory Note Agreements [Member] | 10 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														7.50%
Ten Convertible Promissory Note Agreements [Member] | Eleven Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														8.00%
Ten Convertible Promissory Note Agreements [Member] | 12 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														10.00%
Ten Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount												$ 764,491
Ten Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued												30,356
Ten Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount			$ 447,787										$ 447,787	$ 447,787
Most Favored Nations [Member]
Debt Instrument [Line Items]
Debt amount	$ 1,152,052													1,047,321
Accrued interest														$ 46,866
Number of shares issued	17,127	240,482												48,098
Increase of intertest rate														10.00%
Interest rate														7.50%
Most Favored Nations [Member] | 10 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														7.50%
Most Favored Nations [Member] | 12 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate														10.00%
Most Favored Nations [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount	$ 694,992													$ 631,811
Five Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt amount	$ 115,500											$ 105,000
Accrued interest												7,247
Increasing principal amount												$ 127,050
Interest rate												10.00%
Five Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount												$ 96,800
Five Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued	1,680											2,898
Five Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount	$ 22,000											$ 80,000
Seven Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Debt amount												245,000
Accrued interest												$ 10,628
Maturity date												October 31, 2025
Increasing principal amount												$ 269,500
Interest rate												10.00%
Seven Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount												$ 55,000
Seven Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued												6,029
Seven Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount												$ 50,000
Five Short Term Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt amount												190,721
Accrued interest												2,546
Increasing principal amount												$ 202,293
Interest rate												10.00%
Five Short Term Convertible Promissory Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount												$ 67,293
Five Short Term Convertible Promissory Note [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued												2,778
Five Short Term Convertible Promissory Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt amount												$ 65,721
Amended Convertible Notes [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Accrued interest														$ 5,233
Number of shares issued														30,832
Amended Convertible Notes [Member] | Minimum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Principal amount														$ 50,000
Interest rate														7.50%
Amended Convertible Notes [Member] | Maximum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Principal amount														$ 89,158
Interest rate														10.00%